Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of Revenue Recognized in Consolidated Statement of Profit or Loss

Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2022	2021	2020
	(EUR’000)
Revenue
Commercial sale of products	35,659	943	—
Rendering of services	4,434	751	2,140
Sale of clinical supply	8,534	3,719	2,206
Licenses	2,547	2,365	2,607
Total revenue	51,174	7,778	6,953
Attributable to
Commercial customers	35,659	943	—
Collaboration partners and license agreements	15,515	6,835	6,953
Total revenue	51,174	7,778	6,953
Specified by timing of recognition
Recognized over time	4,434	751	2,140
Recognized at a point in time	46,740	7,027	4,813
Total revenue	51,174	7,778	6,953
Specified per geographical location
Europe	552	—	—
North America	44,156	6,856	2,679
China	6,466	922	4,274
Total revenue	51,174	7,778	6,953